Significant Transactions - Schedule of Details of Cash Outflow (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Details of Cash Outflow [Abstract]
Cash consideration	$ 153
Less: balances acquired
Cash and cash equivalents	(12)
Net outflow of cash – investing activities	$ 141